OTHER PROVISIONS	12 Months Ended
Dec. 31, 2024
OTHER PROVISIONS
OTHER PROVISIONS

30.OTHER PROVISIONS

Movement in provisions during the year is as follows:

				Reversal of
				unused
In € thousand	12/31/2023	Additions	Utilization	amounts	12/31/2024
Warranty provision	238	—	(27)	—	211
Jubilee provision	(2)	169	(34)	—	134
Total non-current provisions	237	169	(61)	—	345
Warranty provision	225	250	(374)	(62)	39
Provision for legal claims	53	—	(40)	(4)	9
Other provisions	695	170	(700)	(28)	136
Total current provisions	973	420	(1,115)	(94)	184

				Reversal of
				unused
In € thousand	12/31/2022	Additions	Utilization	amounts	12/31/2023
Warranty provision	211	211	(184)	—	238
Jubilee provision	119	482	(603)	—	(2)
Total non-current provisions	330	693	(787)	—	237
Warranty provision	139	152	(66)	—	225
Provision for legal claims	67	44	—	(58)	53
Other provisions	153	2,308	(1,454)	(312)	695
Total current provisions	360	2,504	(1,520)	(370)	973